Expense Example (Invesco Conservative Allocation Fund, USD $)	12 Months Ended
May 02, 2011
Class A, Invesco Conservative Allocation Fund
Example
Expense Example, By Year, Column [Text]	Class A
1 Year	$ 655
3 Years	910
5 Years	1,184
10 Years	1,965
Class B, Invesco Conservative Allocation Fund
Example
Expense Example, By Year, Column [Text]	Class B
1 Year	687
3 Years	912
5 Years	1,263
10 Years	2,121
Class C, Invesco Conservative Allocation Fund
Example
Expense Example, By Year, Column [Text]	Class C
1 Year	287
3 Years	612
5 Years	1,063
10 Years	2,314
Class R, Invesco Conservative Allocation Fund
Example
Expense Example, By Year, Column [Text]	Class R
1 Year	136
3 Years	458
5 Years	803
10 Years	1,777
Class Y, Invesco Conservative Allocation Fund
Example
Expense Example, By Year, Column [Text]	Class Y
1 Year	86
3 Years	302
5 Years	537
10 Years	$ 1,210